Deferred Payment Obligation Receivable (Schedule of Deferred Payment Obligation Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred payment obligation receivable [Abstract]
Deferred payment receivable	$ 175,000
Nominal annual interest rate	8.00%